NEOS Real Estate High Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 90.4%	Shares	Value
Diversified REITs - 1.1%
WP Carey, Inc.	17,091	$1,146,806

Health Care REITs - 13.3%
Alexandria Real Estate Equities, Inc.	11,992	988,621
Healthcare Realty Trust, Inc.	27,518	478,263
Healthpeak Properties, Inc.	54,760	982,394
Omega Healthcare Investors, Inc.	21,998	936,455
Sabra Health Care REIT, Inc.	18,355	350,764
Ventas, Inc.	34,154	2,325,204
Welltower, Inc.	46,195	7,773,695
		13,835,396

Hotel & Resort REITs - 0.9%
Host Hotels & Resorts, Inc.	54,381	935,897

Industrial REITs - 10.6%
Americold Realty Trust, Inc.	20,359	293,984
EastGroup Properties, Inc.	3,931	666,540
First Industrial Realty Trust, Inc.	10,254	539,360
Lineage, Inc.	4,530	189,852
Prologis, Inc.	70,650	8,038,557
Rexford Industrial Realty, Inc.	17,541	726,373
STAG Industrial, Inc. – Class A	14,457	532,741
		10,987,407

Mortgage Real Estate Investment Trusts REITs - 2.6%
AGNC Investment Corp.	70,210	685,250
Annaly Capital Management, Inc.	45,208	957,957
Rithm Capital Corp.	40,519	501,625
Starwood Property Trust, Inc.	25,043	507,622
		2,652,454

Office REITs - 2.0%
BXP, Inc.	11,279	817,840
Cousins Properties, Inc.	13,017	383,871
Kilroy Realty Corp.	8,210	341,454
Vornado Realty Trust	12,811	487,203
		2,030,368

Residential REITs - 12.3%
American Homes 4 Rent - Class A	24,651	882,999
AvalonBay Communities, Inc.	10,982	2,150,825
Camden Property Trust	8,303	929,770
Equity LifeStyle Properties, Inc.	14,877	896,934
Equity Residential	26,661	1,762,825
Essex Property Trust, Inc.	4,938	1,334,297
Invitation Homes, Inc.	44,559	1,394,251
Mid-America Apartment Communities, Inc.	9,034	1,317,338
Sun Communities, Inc.	9,329	1,183,570
UDR, Inc.	23,437	927,402
		12,780,211

Retail REITs - 12.5%
Agree Realty Corp.	8,315	604,833
Brixmor Property Group, Inc.	23,819	666,694
Federal Realty Investment Trust	5,953	598,574
Kimco Realty Corp.	52,944	1,190,710
NNN REIT, Inc.	14,635	627,988
Realty Income Corp.	68,401	4,019,243
Regency Centers Corp.	12,634	915,965
Simon Property Group, Inc.	23,851	4,308,922
		12,932,929

Specialized REITs - 35.1%(a)
American Tower Corp.	35,690	7,275,406
Crown Castle, Inc.	34,036	3,374,329
CubeSmart	17,699	724,243
Digital Realty Trust, Inc.	24,668	4,135,344
Equinix, Inc.	5,333	4,192,751
Extra Space Storage, Inc.	16,488	2,367,347
Gaming and Leisure Properties, Inc.	21,385	1,026,694
Iron Mountain, Inc.	22,822	2,107,155
Lamar Advertising Co. - Class A	6,784	863,264
Millrose Properties, Inc. - Class A	9,339	329,760
PotlatchDeltic Corp.	5,541	232,888
Public Storage	12,208	3,596,355
Rayonier, Inc.	10,870	285,664
SBA Communications Corp.	8,321	1,704,557
VICI Properties, Inc.	82,485	2,786,343
Weyerhaeuser Co.	56,601	1,464,268
		36,466,368
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $92,488,178)		93,767,836

COMMON STOCKS - 9.0%
Real Estate Management & Development - 9.0%
CBRE Group, Inc. - Class A (b)	23,027	3,733,137
CoStar Group, Inc. (b)	32,922	2,946,190
Howard Hughes Holdings, Inc. (b)	2,285	174,277
Jones Lang LaSalle, Inc. (b)	3,623	1,107,080
Seaport Entertainment Group, Inc. (b)	615	15,350
Zillow Group, Inc. - Class A (b)	4,129	336,431
Zillow Group, Inc. - Class C (b)	12,396	1,045,107
		9,357,572
TOTAL COMMON STOCKS (Cost $8,232,239)		9,357,572

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 4.20%(c)	329,800	329,800
Northern US Government Money Market Fund, 4.01%(d)	1,006,805	1,006,805
TOTAL MONEY MARKET FUNDS (Cost $1,336,605)		1,336,605

TOTAL INVESTMENTS - 100.7% (Cost $102,057,022)		104,462,013
Liabilities in Excess of Other Assets - (0.7)%		(712,093)
TOTAL NET ASSETS - 100.0%		$103,749,920
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS Real Estate High Income ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
iShares U.S. Real Estate ETF (a)(b)
Expiration: 10/17/2025; Exercise Price: $98.00	$(38,675,204)	(3,961)	$(685,253)
Expiration: 10/17/2025; Exercise Price: $100.00	(38,675,204)	(3,961)	(372,238)
TOTAL WRITTEN OPTIONS (Premiums received $1,053,434)			$(1,057,491)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Real Estate High Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts - Common	$93,767,836	$–	$–	$93,767,836
Common Stocks	9,357,572	–	–	9,357,572
Money Market Funds	1,336,605	–	–	1,336,605
Total Investments	$104,462,013	$–	$–	$104,462,013

Liabilities:
Written Options	$–	$(1,057,491)	$–	$(1,057,491)
Total Written Options	$–	$(1,057,491)	$–	$(1,057,491)

Refer to the Schedule of Investments for further disaggregation of investment categories.